Segment information	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Segment information
16. Segment information:

The Company discloses segment information under two reportable segments, consistent with the manner in which its Chief Operating Decision Maker ("CODM") evaluates its businesses. The Company's CODM is its Chief Executive Officer. These segments are the strategic pillars of the Company and are managed separately as each represents a specific grouping of related automotive components and systems. The reportable segments are further described below. In the prior years, the Company presented its results under three reportable segments: High-Pressure Controls, Heavy-Duty OEM, and Cespira.

On June 30, 2025, the Company ended its transitional service agreement with Cespira providing inventory manufacturing services previously reported under Heavy-Duty OEM in 2025. On July 29, 2025, the Company sold its Light-Duty segment to the Purchaser (note 5). The Company now reports its results in the following two reportable segments: High-Pressure Controls and Cespira.

•High-Pressure Controls: This segment's products include fuel cell and hydrogen fuel system solutions and components.

•Heavy-Duty OEM: Prior to June 3, 2024, this segment's products include HPDI related fuel system solutions and components. Subsequently, this segment's operations were related to the transitional services agreement between Company and Cespira for inventory and contract manufacturing. The transitional service agreement for these services ended June 30, 2025 when Cespira completed their independent set up for inventory manufacturing.

•Cespira: This segment's products include HPDI related fuel system solutions and components after June 3, 2024.

Segment earnings or losses before income taxes, interest, depreciation, and amortization ("Segment EBITDA") is the measure of segment profitability used by the Company. The accounting policies of our reportable segments are the same as those applied in our consolidated financial statements. Management prepared the financial results of the Company's reportable segments on basis that is consistent with the manner in which Management internally disaggregates financial information to assist in making internal operating decisions. Certain common costs and expenses were allocated among segments and presented differently than the Company would for stand-alone financial information prepared in accordance with GAAP. These include certain costs and expenses of shared services, such as IT, human resources, legal, finance and supply chain management. Segment EBITDA is not defined under US GAAP and may not be comparable to similarly titled measures used by other companies and should not be considered a substitute for net earnings or other results reported in accordance with GAAP.

The Company's CODM uses segment EBITDA disclosed below to evaluate the performance of its reportable segments. The Company believes Segment EBITDA is most reflective of the operational profitability or loss of its reportable segments. The CODM uses this information to drive decisions and resource allocations. Segment EBITDA is used as the key profitability measure when we set our annual budget.
Financial information by reportable segment as follows:

	Three months ended June 30, 2026
	High-Pressure Controls	Cespira	Total Segment
Revenue	$2,717	$27,071	$29,788
Cost of revenue	2,584	23,257	25,841
Gross profit	133	3,814	3,947
Operating expenses:
Research and development	790	1,182	1,972
General and administrative	561	2,969	3,530
Sales and marketing	131	621	752
Depreciation and amortization	11	899	910
	1,493	5,671	7,164
Add back: Depreciation and amortization[1]	221	986	1,207
Segment EBITDA	$(1,139)	$(871)	$(2,010)

	Three months ended June 30, 2025
	High-Pressure Controls	Heavy-Duty OEM	Cespira	Total Segment
Revenue	$2,896	$9,602	$12,020	$24,518
Cost of revenue	2,791	8,865	13,946	25,602
Gross profit	105	737	(1,926)	(1,084)
Operating expenses:
Research and development	1,552	22	1,888	3,462
General and administrative	386	34	2,692	3,112
Sales and marketing	23	3	322	348
Depreciation and amortization	59	—	860	919
	2,020	59	5,762	7,841
Add back: Depreciation and amortization[1]	172	—	772	944
Segment EBITDA	$(1,743)	$678	$(6,916)	$(7,981)
16. Segment information (continued):

	Six months ended June 30, 2026
	High-Pressure Controls	Cespira	Total Segment
Revenue	$5,002	$49,320	$54,322
Cost of revenue	4,353	43,930	48,283
Gross profit	649	5,390	6,039
Operating expenses:
Research and development	1,738	2,662	4,400
General and administrative	1,112	5,232	6,344
Sales and marketing	226	882	1,108
Depreciation and amortization	96	1,773	1,869
	3,172	10,549	13,721
Add back: Depreciation and amortization[1]	408	1,935	2,343
Segment EBITDA	$(2,115)	$(3,224)	$(5,339)

	Six months ended June 30, 2025
	High-Pressure Controls	Heavy-Duty OEM	Cespira	Total Segment
Revenue	$4,786	$15,035	$28,819	$48,640
Cost of revenue	4,168	13,276	30,230	47,674
Gross profit	618	1,759	(1,411)	966
Operating expenses:
Research and development	2,734	133	4,890	7,757
General and administrative	705	99	5,419	6,223
Sales and marketing	150	23	618	791
Depreciation and amortization	115	—	1,590	1,705
	3,704	255	12,517	16,476
Add back: Depreciation and amortization1	298	—	2,392	2,690
Segment EBITDA	$(2,788)	$1,504	$(11,536)	$(12,820)
16. Segment information (continued):
Reconciliations of reportable segment financial information to consolidated statement of operations:

	Three months ended June 30, 2026
	Total Segment	Less: Cespira	Add: Corporate & unallocated	Total Consolidated
Revenue	$29,788	$27,071	$—	$2,717
Cost of revenue	25,841	23,257	—	2,584
Gross profit	3,947	3,814	—	133
Operating expenses:
Research and development	1,972	1,182	421	1,211
General and administrative	3,530	2,969	3,613	4,174
Sales and marketing	752	621	93	224
Depreciation and amortization	910	899	34	45
	7,164	5,671	4,161	5,654
Equity loss	—	—	(1,283)	(1,283)

	Three months ended June 30, 2025
	Total Segment	Less: Cespira	Add: Corporate & unallocated	Total Consolidated
Revenue	$24,518	$12,020	$—	$12,498
Cost of revenue	25,602	13,946	—	11,656
Gross profit	(1,084)	(1,926)	—	842
Operating expenses:
Research and development	3,462	1,888	—	1,574
General and administrative	3,112	2,692	3,686	4,106
Sales and marketing	348	322	264	290
Depreciation and amortization	919	860	47	106
	7,841	5,762	3,997	6,076
Equity loss	—	—	(3,686)	(3,686)

	Six months ended June 30, 2026
	Total Segment	Less: Cespira	Add: Corporate & unallocated	Total Consolidated
Revenue	$54,322	$49,320	$—	$5,002
Cost of revenue	48,283	43,930	—	4,353
Gross profit	6,039	5,390	—	649
Operating expenses:
Research and development	4,400	2,662	696	2,434
General and administrative	6,344	5,232	5,896	7,008
Sales and marketing	1,108	882	205	431
Depreciation and amortization	1,869	1,773	59	155
	13,721	10,549	6,856	10,028
Equity loss	—		(2,664)	(2,664)
16. Segment information (continued):

	Six months ended June 30, 2025
	Total Segment	Less: Cespira	Add: Corporate & unallocated	Total Consolidated
Revenue	$48,640	$28,819	$—	$19,821
Cost of revenue	47,674	30,230	—	17,444
Gross profit	966	(1,411)	—	2,377
Operating expenses:
Research and development	7,757	4,890	—	2,867
General and administrative	6,223	5,419	5,974	6,778
Sales and marketing	791	618	560	733
Depreciation and amortization	1,705	1,590	99	214
	16,476	12,517	6,633	10,592
Equity loss	—		(7,570)	(7,570)

Reconciliation of Segment EBITDA to Loss before income taxes	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Total Segment EBITDA	$(2,010)	$(7,981)	$(5,339)	$(12,820)
Adjustments:
Depreciation and amortization[1]	255	219	467	397
Cespira's Segment EBITDA	(871)	(6,916)	(3,224)	(11,536)
Loss on investments accounted for under the equity method (note 8)	1,283	3,686	2,664	7,570
Corporate and unallocated operating expenses	4,127	3,950	6,797	6,534
Foreign exchange gain (loss)	1,693	(4,224)	2,700	(5,427)
Change in fair value of warrant liability	1,496	—	1,496	—
Financing transaction costs	1,085	—	1,085	—
Interest on long-term debt	68	166	158	358
Interest and other income, net of bank charges	6	147	(736)	(502)
Loss before income taxes in continuing operations	$(11,152)	$(5,009)	$(16,746)	$(10,214)
[1]Depreciation and amortization expenses used in computation for Segment EBITDA and reconciliation to consolidated loss before income taxes are included in cost of revenue and operating expenses on our statement of operations and comprehensive income (loss).
16. Segment information (continued):

	Three months ended June 30,		Six months ended June 30,
Total additions to long-lived assets, excluding business combinations	2026	2025	2026	2025
High-Pressure Controls	48	821	480	1,379
Corporate and unallocated	—	1	—	16
Total consolidated	$48	$822	$480	$1,395
Cespira's total additions to long-lived assets, excluding business combinations for the three and six months ended June 30, 2026 was $1,515 and $2,543 (three and six months ended June 30, 2025 $322 and $1,571 ).

Revenues are attributable to geographical regions based on the location of the Company’s customers and are presented as a percentage of the Company's continuing revenues, as follows:

	% of revenue
	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Asia	34%	5%	45%	7%
Americas	50%	16%	41%	14%
Europe	16%	79%	14%	79%
The measure of segment assets evaluated by the CODM are total assets as reported on the consolidated balance sheet. Total assets are allocated as follows:

	Total assets by segment
	June 30, 2026	December 31, 2025
High-Pressure Controls	18,237	17,392
Corporate & unallocated	66,770	76,617
Total consolidated assets	$85,007	$94,009